Loans Receivable (excluding Covered Loans) Interest Rate Terms (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	$ 6,493,287
Adjustable-Rate interest	1,373,049
Outstanding fixed rate origination commitments	151,990	67,542
Within One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	259,208
Adjustable-Rate interest	164,682
More than One Within Three Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	151,418
Adjustable-Rate interest	237,263
More than Three Within Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	197,642
Adjustable-Rate interest	155,987
More than Five Within Ten Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	337,819
Adjustable-Rate interest	444,389
More than Ten Within Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	943,963
Adjustable-Rate interest	54,017
More than Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	4,603,237
Adjustable-Rate interest	$ 316,711